Government Grant	12 Months Ended
Sep. 30, 2025
Government Grant [Abstract]
Government Grant
20.
Government Grant

Government Grant
September 30, 2023	10,634
Pledged during the year	239
Released to the statement of comprehensive income	(499)
September 30, 2024	10,374
thereof current	—
thereof non-current	10,374
Pledged during the year	—
Released to the statement of comprehensive income	(505)
September 30, 2025	9,869
thereof current	—
thereof non-current	9,869

In the year ended September 30, 2023 the Company was awarded a government grant by the state of Mecklenburg-Vorpommern, amounting up to €11.3 million, conditional on the investment in a production facility and the creation of 400 permanent jobs in Pasewalk, Germany. The grant is recognized as deferred income and is released to the statement of comprehensive income over the useful life of the respective assets. €1.9 million and €8.7 million of cash was received from the state of Mecklenburg-Vorpommern during the years ended September 30, 2025 and 2024, respectively. Both cash receipts were recorded as a reduction of the other financial assets. See Note 13 - Other Assets.